Contents of Significant Accounts - Aging Analysis of Accounts Receivables, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable, net	$ 775,432	$ 23,735,989	$ 21,859,855	$ 20,876,417
Neither past due nor impaired [member]
Disclosure of financial assets [line items]
Accounts receivable, net		18,271,304		15,496,207
Past due but not impaired [member]
Disclosure of financial assets [line items]
Accounts receivable, net		5,464,685		5,380,210
Past due but not impaired [member] | Less than or equal to 30 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net		3,407,690		4,268,772
Past due but not impaired [member] | 31 to 60 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net		739,054		444,401
Past due but not impaired [member] | 61 to 90 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net		545,366		138,178
Past due but not impaired [member] | 91 to 120 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net		365,007		124,332
Past due but not impaired [member] | Greater than or equal to 121 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net		$ 407,568		$ 404,527